Carnival Corporation & Plc Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Statement of Comprehensive Income [Abstract]
Net Income	$ 2,779	$ 1,757	$ 1,216
Items Included in Other Comprehensive Income (Loss)
Change in foreign currency translation adjustment	(675)	(1,078)	(746)
Other	(38)	(47)	(31)
Other Comprehensive Loss	(713)	(1,125)	(777)
Total Comprehensive Income	$ 2,066	$ 632	$ 439